Note 13 - Share Capital (Details Textual)			12 Months Ended
	Mar. 21, 2018 USD ($) $ / shares shares	Mar. 21, 2018 CAD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			17,785,670	13,690,479	15,425,000
Expected dividend as percentage, warrants	0.00%	0.00%
Risk free interest rate, warrants	1.86%	1.86%
Expected volatility, warrants	94.77%	94.77%
Class of Warrant or Right, Term	2	2
Issued warrants			$ 8,525,358	$ 8,303,738	$ 5,985,378
At fair value [member]
Statement Line Items [Line Items]
Issued warrants	$ 2,286,426
Issued compensation options	$ 479,204
Equity units [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares	25,090,700
Weighted average share price (in dollars per share) | (per share)	$ 0.425	$ 0.55
Proceeds from issuing shares	$ 10,663,548	$ 13,799,885
Number of common shares per equity unit issued	1
Number of common shares purchase warrants per equity unit issued	0.5
Number of common shares entitled per whole warrant	1
Brokerage fee expense	$ 639,813
Broker gross proceeds percentage commision	6.00%	6.00%
Share issue related cost	$ 492,177
Number of units acquired (in shares) | shares	281,000	281,000
Price per unit of units acquired (in dollars per share) | (per share)	$ 0.425	$ 0.55
Units acquired, gross proceeds	$ 119,425	$ 154,550
Warrants [member]
Statement Line Items [Line Items]
Weighted average share price (in dollars per share) | (per share)	$ 0.58	$ 0.75
Compensation options [member]
Statement Line Items [Line Items]
Weighted average share price (in dollars per share) | (per share)	$ 0.425	$ 0.55
Number of common shares per equity unit issued	1
Number of common shares purchase warrants per equity unit issued	0.5
Number of common shares entitled per whole warrant	1
Number of share options granted in share-based payment arrangement	1,505,442	1,505,442
Number of equity units exercisable per compensation option (in shares) | shares	1